Organization and description of business - Acquisition of Vision Lane (Details) - Vision Lane Limited - USD ($)			12 Months Ended
	Mar. 08, 2019	Feb. 05, 2019	Dec. 31, 2018
Business combination consideration transferred	$ 12,740,000	$ 12,420,000
Cash		$ 7,460,000	$ 6,410,000
Paris Sky Limited
Percentage of voting interests acquired		100.00%
Business combination consideration transferred	$ 12,700,000	$ 12,428,205
Business acquisition, equity interest issued or issuable (in shares)	4,519,347	4,519,347
Sale of stock, price per share	$ 1.16	$ 1.1
Cash		$ 7,500,000
Fair value of equity issued in business acquisition	$ 5,240,000